Regulatory Matters - Minimum Total Risk-Based, Tier I Risk-Based, and Tier I Leverage Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 risk-based capital ratio, Actual Ratio	4.00%
Total risk-based capital ratio, Actual Ratio	8.00%
Citizens Holding Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage ratio	$ 98,733	$ 95,691
Common Equity tier 1 capital ratio	98,733	95,691
Tier 1 risk-based capital ratio	98,733	95,691
Total risk-based capital ratio	$ 102,488	$ 99,063
Tier 1 leverage ratio, Actual Ratio	8.33%	9.93%
Common Equity tier 1 capital ratio, Actual Ratio	8.33%	9.93%
Tier 1 risk-based capital ratio, Actual Ratio	13.86%	17.41%
Total risk-based capital ratio, Actual Ratio	14.39%	18.03%
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 59,270	$ 48,191
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	77,051	62,648
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	56,972	43,966
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 71,215	$ 54,957
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	5.00%	5.00%
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	6.50%	6.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	8.00%	8.00%
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	10.00%	10.00%
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 47,416	$ 38,553
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	53,343	43,372
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	42,729	32,974
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 56,972	$ 43,966
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.00%	4.00%
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.50%	4.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	6.00%	6.00%
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	8.00%	8.00%
Citizens Bank of Philadelphia [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage ratio	$ 96,824	$ 93,827
Common Equity tier 1 capital ratio	96,824	93,827
Tier 1 risk-based capital ratio	96,824	93,827
Total risk-based capital ratio	$ 100,579	$ 97,199
Tier 1 leverage ratio, Actual Ratio	8.18%	9.74%
Common Equity tier 1 capital ratio, Actual Ratio	8.18%	9.74%
Tier 1 risk-based capital ratio, Actual Ratio	13.60%	17.08%
Total risk-based capital ratio, Actual Ratio	14.13%	17.69%
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 59,206	$ 48,178
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	76,968	62,631
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	56,958	43,944
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 71,198	$ 54,930
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	5.00%	5.00%
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	6.50%	6.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	8.00%	8.00%
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	10.00%	10.00%
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 47,365	$ 38,542
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	53,285	43,360
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	42,719	32,958
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 56,958	$ 43,944
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.00%	4.00%
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.50%	4.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	6.00%	6.00%
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	8.00%	8.00%